Stock-Based Compensation (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Risk-free interest rate	1.00%	0.10%
Expected term (in years)	3 years 4 months 17 days	1 year 3 months 15 days
Dividend yield	0.00%	0.00%
Expected volatility	75.00%	70.00%